Consolidated Financial Highlights - Consolidated Selected Data For A Common Share Outstanding Throughout Each Year Presented - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment Company, Financial Highlights [Abstract]
Net asset value, beginning of year	$ 25.03	$ 19.46	$ 23.28	$ 25.54	$ 23.53
Income from Investment Operations
Net investment income	0.27	0.48	0.68	0.67	0.69
Net realized and unrealized gain (loss) on investments	(5.73)	6.47	(3.12)	0.29	2.68
Distributions to preferred shareholders (common stock equivalent basis) from:
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.04)
Net realized gains on investment	(0.02)	(0.02)	(0.02)	(0.02)
Net increase (decrease) in net asset value from operations	(5.49)	6.89	(2.50)	0.91	3.33
Less: Distributions to common shareholders from:
Net investment income	(0.23)	(0.51)	(0.64)	(0.84)	(1.32)
Net realized gains on investment	(0.40)	(0.33)	(0.28)	(0.48)
Return of capital		(0.48)	(0.40)
Dilutive effect of rights offering				(1.85)
Net asset value, end of year	18.91	25.03	19.46	23.28	25.54
Market price, beginning of year	20.20	15.07	19.09	20.46	19.28
Market price, end of year	$ 10.56	$ 20.20	$ 15.07	$ 19.09	$ 20.46
Total investment return based on:
Market price	(43.89%)	43.41%	(14.72%)	(0.46%)	13.25%
Net asset value	(20.58%)	35.81%	(11.06%)	(3.89%)	14.32%
Ratios/Supplemental Data:
Net investment income, before total preferred share distributions	1.49%	2.01%	3.14%	2.67%	2.76%
Total preferred share distributions	0.17%	0.26%	0.26%	0.21%	0.17%
Net investment income, net of preferred share distributions	1.32%	1.75%	2.88%	2.46%	2.59%
Expenses	2.65%	2.86%	3.14%	2.62%	2.28%
Portfolio turnover rate	40.75%	6.60%	21.59%	13.89%	10.48%
Net assets attributable to common shares	$ 192,894,288	$ 255,325,680	$ 198,498,881	$ 237,464,973	$ 195,435,521
Borrowings on revolving credit facility		$ 88,000,000	$ 88,000,000	$ 88,000,000	$ 60,000,000
Asset coverage ratio of borrowings		409.00%	345.00%	389.00%	454.00%
Preferred shares liquidation preference	$ 16,675,000	$ 16,675,000	$ 16,675,000	$ 16,675,000	$ 16,675,000
Asset coverage ratio of preferred shares		1631.00%	1290.00%	1524.00%	1272.00%
Asset coverage ratio of borrowings and preferred shares		344.00%	290.00%	327.00%	355.00%